Note 30 - Key Management Personnel Compensation	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
3 0 .	Key management personnel compensation
Key management personnel, which are those roles that have a Group management aspect to them are included in Note 9 to the consolidated financial statements.